LEASES	12 Months Ended
Dec. 31, 2020
Presentation of leases for lessee [abstract]
LEASES
NOTE 9 - LEASES:

Effective January 1, 2019, the Company adopted IFRS 16. The Company has not restated prior reporting period, as permitted under the specific transitional provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019.

On initial application, the company recognized lease liabilities in relation to leases which had previously been classified as ‘operating leases’ under the principles of IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate as of January 1, 2019. The weighted average  incremental borrowing rate of the lessee applied to the lease liabilities on January 1, 2019 was 16%. The Company has elected to record right-of-use assets based on the corresponding lease liability.

In applying IFRS 16 for the first time, the Company had used the following practical expedients permitted by the standard:

•	Use of a single discount rate to a portfolio of leases with reasonably similar characteristics;
•	Reliance on previous assessments on whether leases are onerous;
•	Exclusion of initial direct costs for the measurement of the right-of-use asset at the date of initial application;
•	Use of hindsight in determining the lease term where the contract contains options to extend or terminate the lease.

The Company has also elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4, “Determining whether an Arrangement contains a Lease.

Office lease agreement

The Company leases office and research and development space under several agreements. The annual lease consideration is a total of $164 thousand. The lease agreement will expire on June 30, 2023, with a one-time option for early termination by the Company on December 31, 2021, subject to a notice period of six months. These agreements are considered as operating leases and presented under operating lease right-of-use assets.

Starting December 31, 2020, the lease asset and liability excludes the option to terminate the lease period on December 31, 2021.

As of December 31, 2020, the Company provided bank guarantees of approximately $25,000, in the aggregate, to secure the fulfillment of its obligations under the lease agreements.

The Following table is the composition of right-of-use assets by type:

	As of December 31, 2020	As of December 31, 2019	As of January 1, 2019
Facility	306	253	151
Vehicles	50	7	15
Total right-of-use asset	356	260	166

The following table summarize the contractual obligations:

	Payments due by period
	Total	Less than 1 year	1 - 3 years
	(In thousands)
Operating leases for facility and vehicles as of December 31, 2019	$346	$177	$169
Operating leases for facility and vehicles as of December 31, 2020	$510	$205	$305

	Year ended December 31,
	2020	2019

Depreciation expense:
Facility	137	121
Vehicles	7	9
Financial expense	33	55
Cash paid for amounts included in the measurement of lease liabilities	179	169
Right of use assets obtained in exchange for expanded period of operating lease liabilities	258	224